Restructuring - Schedule of Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021
Restructuring Cost and Reserve [Line Items]
Severance and employee costs	$ 0.2	$ 1.1	$ 4.0
Other	1.2	0.4	1.5
Restructuring charges	1.4	1.5	5.5
Cost of revenues
Restructuring Cost and Reserve [Line Items]
Severance and employee costs	0.1	0.0	2.4
Other	0.0	0.1	0.7
Restructuring charges	0.1	0.1	3.1
Selling, general and administrative
Restructuring Cost and Reserve [Line Items]
Severance and employee costs	0.1	1.1	1.6
Other	1.2	0.3	0.8
Restructuring charges	$ 1.3	$ 1.4	$ 2.4